Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2016	May. 11, 2016
Document And Entity Information
Entity Registrant Name	MassRoots, Inc.
Entity Central Index Key	0001589149
Document Type	S-1/A
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regualations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		48,695,151
Document Fiscal Year Focus	2016